Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net

5. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Computer and transmission equipment	15,522,913	21,552,895	3,095,880
Furniture and office equipment	3,659,047	3,732,638	536,160
Leasehold improvements	20,217,502	20,842,929	2,993,899
Motor vehicles	816,103	816,103	117,226
Total property and equipment	40,215,565	46,944,565	6,743,165
Accumulated depreciation	(17,000,768)	(26,805,614)	(3,850,386)
Property and equipment, net	23,214,797	20,138,951	2,892,779

Depreciation expense was RMB4,687,503,  RMB9,245,203 and RMB10,544,813 (US$1,514,668) for the years ended December 31, 2017, 2018 and 2019 respectively. Gains from the disposal of property and equipment during the years ended December 31, 2017, 2018 and 2019 were RMB103,  RMB66 and RMB2,389 (US$343) respectively.